INVENTORIES	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 5:	INVENTORIES

	June 30, 2025	December 31, 2024
	$ thousands	$ thousands
Raw materials	25,784	28,549
Work in progress	989	697
Finished products	33,171	30,447

	59,944	59,693

During the six-month period ended June 30, 2025, and 2024 the Company recorded inventory write-offs for excess inventory and slow-moving inventory in a total amount of $748 thousand and $2,311 thousand respectively that have been included in cost of revenues.

As of June 30, 2025, the Company has an outstanding inventory purchase orders with its suppliers in the amount of $ 21,814 thousand. The commitments are due primarily within one year.